COMMITMENTS AND CONTINGENCIES (Details) CAD in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2013 USD ($) item	Jun. 30, 2016 CAD	Jun. 30, 2016 USD ($) item	Jun. 30, 2016 CAD item	Apr. 30, 2011 USD ($)
CONTINGENCIES
Aggregate limited amount for pollution liability under insurance program			$ 900
Enbridge Energy Partners, L.P.
CONTINGENCIES
Economic interest ownership percentage			35.50%	35.50%
Tupper Main and Tupper West
CONTINGENCIES
Maximum committed capital funding | CAD		CAD 1,000
Lakehead System Line 6A and 6B Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Civil penalties agreed to be paid			$ 62
Estimated cost of injunctive measures under Consent Decree			110
Line 6B Crude Oil Release
CONTINGENCIES
Estimated cost, net of tax | CAD				CAD 195
Amount of to date insurance claim recorded, net of tax | CAD				CAD 80
Line 6B Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Estimated cost			1,200
Amount of to date insurance claim recorded			547
Expected insurance recovery			650
Insurance claim filed amount	$ 145
Number of insurer disputing claim | item	1
Proceeds from insurance recoveries to date			$ 42
Aggregate limited amount for pollution liability under insurance program					$ 650
Number of actions or claims filed | item			3	3
Estimated fine or penalty amount			$ 69
Civil penalties agreed to be paid			61
Line 6A Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Civil penalties agreed to be paid			$ 1